UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2012
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Check here if Amendment [_]; Amendment Number:
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This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Barrington Wilshire, LLC
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Address:   2001 Wilshire Blvd., Suite 401
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           Santa Monica, California 90403
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Form 13F File Number:  28 - 14005
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Russell B. Faucett
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Title:      President
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Phone:      (310) 264-4844
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Signature, Place, and Date of Signing:

  /s/ Russell B. Faucett       Santa Monica, California        July 17, 2012
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       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          8
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Form 13F Information Table Value Total:       420,561
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                                            (thousands)


List of Other Included Managers:

NONE

June 29, 2012

                                                        value     shares/ Sh/ Put/  Invstmt  voting
issuer                       title of class  Cusip     (x$1000)   Prn Amt PRN call  Dscretn  authority sole
ANNALY CAP MGMT INC          COM             035710409    6,913   412,000 SH        Sole            412,000
BP PRUDHOE BAY RTY TR        UNIT BEN INT    055630107       58       500 SH        Sole                500
ARMOUR RESIDENTIAL REIT INC  COM             042315101    3,768   530,000 SH        Sole            530,000
ISHARES TR                   Russell 2000    464287655  161,586 2,031,000 SH        Sole          2,031,000
MV OIL TR                    TR UNITS        553859109       51     1,500 SH        Sole              1,500
SPDR S&P 500 ETF TR          TR Unit         78462F103   82,616   607,000 SH        Sole            607,000
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP  78467Y107  158,110   923,000 SH        Sole            923,000
STARWOOD PPTY TR INC         COM             85571B105    7,459   350,000 SH        Sole            350,000